As filed with the Securities and Exchange Commission on January 20, 2026

Securities Act File No. 333-253997

Investment Company Act File No. 811-23645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.__
	☒	Post-Effective Amendment No. 228

AND/OR

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	Amendment No. 229

NEOS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

13 Riverside Ave

Westport, CT 06880

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 203.298.7300

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Garrett Paolella

NEOS ETF Trust

13 Riverside Ave

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On January 23, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 188 to the Registration Statement of NEOS ETF Trust on behalf of NEOS Boosted S&P 500® High Income ETF and NEOS Boosted Nasdaq-100® High Income ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on September 3, 2025 (Accession Number 0001999371-25-012465), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until January 23, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 20th day of January 2026.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella	President, Principal Executive Officer, Trustee and Chairman	January 20, 2026
Garrett Paolella

/s/ Troy Cates	Trustee and Vice Chairman	January 20, 2026
Troy Cates

*	Trustee	January 20, 2026
Sharon Cheever

*	Trustee	January 20, 2026
Richard Keary

*	Trustee	January 20, 2026
John Jacobs

*	Trustee	January 20, 2026
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	January 20, 2026
Josh Hunter

*By:	/s/ Garrett Paolella
Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated March 26, 2024 for Ms. Sharon Cheever, and Mr. Richard Keary; a Power of Attorney dated March 27, 2024 for Mr. Robert Sherry; and a Power of Attorney dated March 28, 2024 for Mr. John Jacobs; and filed with Registrant’s registration statement on Form N-1A dated April 18, 2024 and herein incorporated by reference.